Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Financial Highlights by Operating Segment

Financial highlights by operating segment are summarized below:

Year ended December 31, 2016	Correspondent production	Credit sensitive strategies	Interest rate sensitive strategies	Corporate	Total
	(in thousands)
Net investment income:
Net gain on mortgage loans acquired for sale	$107,126	$(684)	$—	$—	$106,442
Net gain on investments	—	30,418	(23,243)	—	7,175
Net mortgage loan servicing fees	—	6	54,783	—	54,789
Interest income	53,943	109,986	57,542	651	222,122
Interest expense	(34,630)	(62,707)	(52,431)	—	(149,768)
	19,313	47,279	5,111	651	72,354
Other income (loss)	42,091	(10,763)	—	—	31,328
	168,530	66,256	36,651	651	272,088
Expenses:
Mortgage loan fulfillment and servicing fees payable to PFSI	86,488	29,601	20,991	—	137,080
Management fees	—	—	—	20,657	20,657
Other	8,200	19,367	1,619	23,402	52,588
	94,688	48,968	22,610	44,059	210,325
Pre-tax income (loss)	$73,842	$17,288	$14,041	$(43,408)	$61,763
Total assets at period end	$1,734,290	$2,288,886	$2,177,024	$157,302	$6,357,502

Year ended December 31, 2015	Correspondent production	Credit sensitive strategies	Interest rate sensitive strategies	Corporate	Total
	(in thousands)
Net investment income:
Net gain on mortgage loans acquired for sale	$51,223	$(207)	$—	$—	$51,016
Net gain on investments	—	81,992	(28,007)	—	53,985
Net mortgage loan servicing fees	—	—	49,319	—	49,319
Interest income	48,281	98,061	54,400	603	201,345
Interest expense	(28,005)	(60,438)	(36,265)	—	(124,708)
	20,276	37,623	18,135	603	76,637
Other income (loss)	28,901	(11,093)	—	—	17,808
	100,400	108,315	39,447	603	248,765
Expenses:
Mortgage loan fulfillment and servicing fees payable to PFSI	58,607	28,575	17,848	—	105,030
Management fees	—	—	—	24,194	24,194
Other	5,403	13,702	1,083	26,049	46,237
	64,010	42,277	18,931	50,243	175,461
Pre-tax income	$36,390	$66,038	$20,516	$(49,640)	$73,304
Total assets at period end	$1,298,968	$2,787,064	$1,640,062	$100,830	$5,826,924

Year ended December 31, 2014	Correspondent production	Credit sensitive strategies	Interest rate sensitive strategies	Corporate	Total
	(in thousands)
Net investment income:
Net gain on mortgage loans acquired for sale	$35,647	$—	$—	—	$35,647
Net gain on investments	—	217,904	(16,095)	—	201,809
Net mortgage loan servicing fees	—		37,893	—	37,893
Interest income	23,974	105,437	42,284	653	172,348
Interest expense	(15,014)	(44,762)	(25,813)	—	(85,589)
	8,960	60,675	16,471	653	86,759
Other income (loss)	18,290	(23,657)	—	—	(5,367)
	62,897	254,922	38,269	653	356,741
Expenses:
Mortgage loan fulfillment and servicing fees payable to PFSI	48,719	38,562	13,960	—	101,241
Management fees	—	—	—	35,035	35,035
Other	3,218	9,622	938	27,223	41,001
	51,937	48,184	14,898	62,258	177,277
Pre-tax income	$10,960	$206,738	$23,371	$(61,605)	$179,464
Total assets at period end	$665,489	$2,655,500	$1,359,409	$216,860	$4,897,258